Condensed Interim Statements of Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses
Finance and interest (notes 7 and 10)	$ 8,760	$ 8,760	$ 26,261	$ 27,349
Legal, accounting and audit	474	3,548	11,077	3,548
Office, rent and miscellaneous (note 7)	6,123	7,142	18,458	19,489
Employee benefits	13,494	0	72,155	0
Regulatory and transfer fees	4,939	2,498	16,602	16,744
Gain on debt settlement	0	0	0	(53,371)
Total Expenses	33,790	21,948	144,553	13,759
Net and Comprehensive Loss for the Period	$ (33,790)	$ (21,948)	$ (144,553)	$ (13,759)
Basic Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted Average Number of Common Shares Outstanding basic	13,777,815	9,277,083	13,756,531	9,277,083
Weighted Average Number of Common Shares Outstanding diluted	13,777,815	9,277,083	13,756,531	9,277,083